FINANCIAL ASSETS AND FINANCIAL LIABILITIES - Summary of Interest-bearing Loans and Borrowings (Details) ฿ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2024 AUD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 THB (฿)	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2023 THB (฿)
Disclosure of detailed information about borrowings [Line Items]
Bank loans	$ 4,693	$ 28,970	$ 6,000	฿ 266,010	$ 4,543	$ 53,737	$ 6,000	฿ 309,488
Trust receipt			$ 4,875	฿ 348,923			$ 4,193	฿ 1,151,234
Australia dollars (AUD)
Disclosure of detailed information about borrowings [Line Items]
Bank loans		$ 2,918				$ 3,104
Australia dollars (AUD) | Bank loans
Disclosure of detailed information about borrowings [Line Items]
Interest rate	6.36%	6.36%	6.36%	6.36%	4.94%	4.94%	4.94%	4.94%
Singapore dollar (SGD)
Disclosure of detailed information about borrowings [Line Items]
Bank loans		$ 4,416				$ 4,551
Trust receipt		$ 3,588				$ 3,180
Singapore dollar (SGD) | Bank loans
Disclosure of detailed information about borrowings [Line Items]
Interest rate					5.11%	5.11%	5.11%	5.11%
Singapore dollar (SGD) | Bottom of range | Bank loans
Disclosure of detailed information about borrowings [Line Items]
Interest rate	4.63%	4.63%	4.63%	4.63%
Singapore dollar (SGD) | Bottom of range | Trust receipt
Disclosure of detailed information about borrowings [Line Items]
Interest rate	4.96%	4.96%	4.96%	4.96%	5.46%	5.46%	5.46%	5.46%
Singapore dollar (SGD) | Top of range | Bank loans
Disclosure of detailed information about borrowings [Line Items]
Interest rate	4.83%	4.83%	4.83%	4.83%
Singapore dollar (SGD) | Top of range | Trust receipt
Disclosure of detailed information about borrowings [Line Items]
Interest rate	5.36%	5.36%	5.36%	5.36%	5.61%	5.61%	5.61%	5.61%
Thai Baht (THB)
Disclosure of detailed information about borrowings [Line Items]
Bank loans		$ 7,807				$ 9,090
Trust receipt		$ 10,241				$ 33,812
Thai Baht (THB) | Bank loans
Disclosure of detailed information about borrowings [Line Items]
Interest rate	4.76%	4.76%	4.76%	4.76%	7.27%	7.27%	7.27%	7.27%
Thai Baht (THB) | Bottom of range | Trust receipt
Disclosure of detailed information about borrowings [Line Items]
Interest rate	2.93%	2.93%	2.93%	2.93%	2.75%	2.75%	2.75%	2.75%
Thai Baht (THB) | Top of range | Trust receipt
Disclosure of detailed information about borrowings [Line Items]
Interest rate	5.93%	5.93%	5.93%	5.93%	4.70%	4.70%	4.70%	4.70%